Real Estate Investments (Tables)	9 Months Ended
Sep. 30, 2019
Real Estate Investments, Net [Abstract]
Schedule of Business Acquisitions, by Acquisition	The following table presents the allocation of real estate assets acquired and liabilities assumed, as well as capitalized construction in progress, during the nine months ended September 30, 2019 and 2018:

	Nine Months Ended September 30,
(In thousands)	2019	2018
Real estate investments, at cost:
Land	$6,356	$7,870
Buildings, fixtures and improvements	68,903	53,614
Construction in progress	5,362	6,685
Total tangible assets	80,621	68,169
Acquired intangibles:
In-place leases and other intangible assets (1)	11,777	5,440
Market lease and other intangible assets (1)	723	276
Market lease liabilities (1)	(1,483)	(286)
Total intangible assets and liabilities	11,017	5,430
Cash paid for real estate investments, including acquisitions	$91,638	$73,599
Number of properties purchased	9	11
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(1)
Weighted-average remaining amortization periods for in-place leases, an above-market lease and a below-market lease liability acquired  were 9.9 years and 7.7 years as of September 30, 2019 and 2018, respectively.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas	The following table lists the states where the Company had concentrations of properties where annualized rental income on a straight-line basis represented 10% or more of consolidated annualized rental income on a straight-line basis for all properties as of September 30, 2019 and 2018:

	September 30,
State	2019	2018
Florida	23.9%	16.8%
Michigan	11.0%	12.9%
Georgia	*	10.2%
Pennsylvania	*	10.2%

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* State’s annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties as of the date specified.

Schedule of Finite-Lived Intangible Assets
The following table discloses amounts recognized within the consolidated statements of operations and comprehensive loss related to amortization of in-place leases and other intangible assets, amortization and accretion of above- and below-market lease assets and liabilities, net and the amortization and accretion of above- and below-market ground leases, for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2019	2018	2019	2018
Amortization of in-place leases and other intangible assets (1)	$3,872	$4,632	$11,832	$14,382
(Accretion) and Amortization of above-and below-market leases, net (2)	$13	$(30)	$(142)	$(30)
Amortization of above-and below-market ground leases, net (3)	$74	$37	$117	$110
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(1)	Reflected within depreciation and amortization expense

(2)	Reflected within rental income
(3)
Reflected within property operating and maintenance expense

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table provides the projected amortization expense and adjustments to revenues for the next five years:

(In thousands)	Remainder 2019	2020	2021	2022	2023
In-place lease assets	$3,610	$13,115	$10,650	$8,644	$6,770
Other intangible assets	109	414	414	414	414
Total to be added to amortization expense	$3,719	$13,529	$11,064	$9,058	$7,184

Above-market lease assets	$(346)	$(1,295)	$(993)	$(645)	$(307)
Below-market lease liabilities	324	1,488	1,269	1,208	1,095
Total to be (deducted from) added to revenue from tenants	$(22)	$193	$276	$563	$788

Below market ground leases	$63	$222	$214	$212	$212
Above market ground leases	(13)	(53)	(53)	(52)	(35)
Total to be added to property operating and maintenance	$50	$169	$161	$160	$177

Real Estate Sales
The following table details the major classes of assets associated with the properties that are classified as held for sale as of September 30, 2019 and December 31, 2018:

(In thousands)	September 30, 2019	December 31, 2018
Land	$4,051	$5,285
Buildings, fixtures and improvements	66,623	47,112
Assets held for sale	$70,674	$52,397